Restricted cash (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Restricted cash
Bank deposits held in an escrow bank account	¥ 3,462	¥ 1,026
Bank deposits frozen for legal proceedings	5,020
Marginal deposits frozen for the issuance of bank guarantees	39,625
Others	6,122
Restricted cash	¥ 54,229	¥ 1,026